Long-term debt	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
9. Long-term debt

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2015	2014
$ 299 million Lampung facility:
$ 178.6 million Export credit tranche	$164,918	$168,640
$ 58.5 million FSRU tranche	42,649	43,693
Total debt	207,567	212,333
Less: Current portion of long-term debt	(19,062)	(19,062)
Long-term debt	$188,505	$193,271

Lampung facility

The primary financial covenants under the Lampung facility are as follows:

•	Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche;
•	Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and
•	Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.

As of March 31, 2015, the borrower and the guarantor were in compliance with the financial covenants.

The Lampung facility requires cash reserves that are held for specifically designated uses, including working capital, operations and maintenance and debt service reserves. Distributions are subject to “waterfall” provisions that allocate revenues to specified priorities of use (such as operating expenses, scheduled debt service, targeted debt service reserves and any other reserves) with the remaining cash being distributable only on certain dates and subject to satisfaction of certain conditions, including meeting a 1.20 historical debt service coverage ratio, no default or event of default then continuing or resulting from such distribution and the guarantor not being in breach of the financial covenants applicable to it. The Lampung facility limit, among other things, the ability of the borrower to change its business, sell or grant liens on its property including the PGN FSRU Lampung, incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions, enter into intercompany transactions and make distributions.